INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for income taxes consisted of the following for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(in millions)
Current provision:
Federal	$1,006	$595	$708
States and Puerto Rico	81	53	61
Total current provision	1,087	648	769
Deferred (benefit) provision	(64)	42	(80)
Provision for income taxes	$1,023	$690	$689

Provision for Income Taxes Using Federal Statutory Rate
The provision for income taxes was different from the amount computed using the federal statutory rate for the years ended December 31, 2014, 2013 and 2012 due to the following:

	2014	2013	2012
	(in millions)
Income tax provision at federal statutory rate	$759	$672	$669
States, net of federal benefit, and Puerto Rico	48	32	27
Tax exempt investment income	(27)	(26)	(26)
Health insurer fee	204	—	—
Nondeductible executive compensation	22	6	14
Other, net	17	6	5
Provision for income taxes	$1,023	$690	$689

Principal Components of Net Deferred Tax Balances
Principal components of our net deferred tax balances at December 31, 2014 and 2013 were as follows:

	Assets (Liabilities)
	2014	2013
	(in millions)
Future policy benefits payable	$320	$303
Compensation and other accrued expenses	176	185
Benefits payable	138	111
Net operating loss carryforward	52	51
Deferred acquisition costs	57	46
Unearned premiums	21	10
Other	18	10
Total deferred income tax assets	782	716
Valuation allowance	(48)	(28)
Total deferred income tax assets, net of valuation allowance	734	688
Depreciable property and intangible assets	(410)	(453)
Investment securities	(168)	(78)
Prepaid expenses	(55)	(83)
Total deferred income tax liabilities	(633)	(614)
Total net deferred income tax assets (liabilities)	$101	$74
Amounts recognized in the consolidated balance sheets:
Other current assets	$87	$60
Other long-term assets	14	14
Trade accounts payable and accrued expenses	—	—
Total net deferred income tax assets (liabilities)	$101	$74